Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure of Share-based Payment Arrangements [Abstract]
Share-Based Compensation	Share-Based Compensation
Stock Option Plan
We have granted stock options to acquire common stock through our stock option plan of which the following are outstanding at December 31:

	2021		2020		2019
	Stock Options	Weighted Average Exercise Price $	Stock Options	Weighted Average Exercise Price $	Stock Options	Weighted Average Exercise Price $
Outstanding, beginning of year	3,764,055	4.08	2,246,947	5.31	1,249,361	8.73
Granted	1,832,500	2.99	1,817,500	3.19	1,020,000	1.42
Forfeited	(110,612)	6.21	(141,418)	3.84	(12,839)	11.35
Expired	(28,364)	37.63	(25,520)	62.49	(9,575)	29.07
Exercised	(123,159)	1.94	(133,454)	1.81	—	—
Outstanding, end of year	5,334,420	3.53	3,764,055	4.08	2,246,947	5.31
Exercisable, end of year	3,165,679	3.82	2,164,551	4.84	1,327,845	7.22
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2021:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$0.54 - $1.79	718,331	2.01	1.39	718,331	1.39
$1.80 - $3.01	1,026,573	3.85	2.36	531,173	2.47
$3.02 - $3.90	2,982,382	3.36	3.29	1,329,041	3.24
$3.91 - $7.41	478,516	1.72	6.09	458,516	6.13
$7.42 - $40.00	128,618	1.55	20.80	128,618	20.80
	5,334,420	3.08	3.53	3,165,679	3.82
Option grants vest either immediately or annually over periods ranging from one to three years.

We use the Black-Scholes valuation model to estimate fair value. We use historical data to estimate the expected dividend yield and expected volatility of our stock in determining the fair value of the stock options. The risk-free interest rate is based on the Government of Canada benchmark bond yield rates in effect at the time of grant and the expected life of the options represents the estimated length of time the options are expected to remain outstanding.

The estimated fair value of stock options granted during the year was determined using the following weighted average assumptions:

	2021	2020	2019
Risk-free interest rate	0.66%	0.34%	1.62%
Expected hold period to exercise	3.0 years	3.0 years	3.0 years
Expected share price volatility	110.45%	110.82%	97.90%
Expected dividend yield	Nil	Nil	Nil
Weighted average fair value of options	$1.99	$2.12	$0.87
Incentive Share Award Plan
Restricted Share Units
We have granted RSUs to non-employee directors through our incentive share award plan. Grants of RSUs to non-employee directors vest either immediately, on the third anniversary date from the grant date or when the director ceases to be a member of the board. We have also granted RSUs to certain officers and employees of the Company. Grants of RSUs to certain officers and employees of the Company vest over a three-year period. The following RSUs are outstanding at December 31:

	2021	2020	2019
Outstanding, beginning of year	134,618	209,657	260,755
Granted	—	154,923	270,098
Released	(94,058)	(229,962)	(321,196)
Outstanding, end of year	40,560	134,618	209,657
(1) The weighted average fair value of the RSUs granted was nil in 2021 (2020 - $2.41 ; 2019 - $0.80).
Performance Share Units
We have also granted PSUs to certain officers and employees of the Company. Grants of PSUs require completion of certain performance criteria and cliff vest after 3 years or vest over a three-year period, depending on the grant. The following PSUs are outstanding at December 31:

	2021	2020	2019
Outstanding, beginning of year	56,841	61,051	63,156
Released	(56,841)	(4,210)	(2,105)
Outstanding, end of year	—	56,841	61,051
We have reserved 5,504,379 common shares for issuance relating to our outstanding equity compensation plans. Compensation expense related to stock options, RSUs and PSUs for the year ended December 31, 2021 was $3,825,901 (2020 - $2,558,974; 2019 - $1,470,153).